Summary of Significant Accounting Policies: Principles of Consolidation (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Total Current Assets	$ 75,816,040	$ 62,027,145	$ 62,182,356
Total current liabilities	33,675,118	44,186,731	30,434,218
Intersegment Elimination | US ($)
Total Current Assets	37,308,891	26,417,979	20,338,295
Total current liabilities	$ 9,416,538	$ 4,372,634	$ 2,490,528